Annual Total Returns[BarChart] - PROFUND VP BANKS - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(26.75%)	33.40%	33.45%	10.38%	(0.43%)	23.23%	17.92%	(17.90%)	36.43%	(15.21%)